DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Sold businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
NON-CURRENT ASSETS
Intangible assets	$ 2,755.9		$ 2,748.7
Goodwill	2,242.4		2,270.0
Property, plant and equipment	361.9		441.9
Right-of-use assets	183.6		317.1
Deferred tax assets	108.7		161.7
TOTAL NON-CURRENT ASSETS	5,722.4		6,022.1
CURRENT ASSETS
Inventories	912.5		1,099.6
Accounts receivable, net	675.4		599.8
Prepaid expenses and other receivables	173.3		162.3
Current tax assets	9.5		6.6
Cash and cash equivalents	402.0	$ 566.7	483.4
TOTAL CURRENT ASSETS	2,172.7		2,351.7
TOTAL ASSETS	7,895.1		8,373.8
LONG-TERM LIABILITIES
Lease liabilities	133.0		250.4
Provisions	5.6		5.5
Other liabilities	11.9		29.4
Deferred tax liabilities	655.3		675.0
TOTAL LONG-TERM LIABILITIES	6,689.6		6,956.7
CURRENT LIABILITIES
Lease liabilities	63.5		89.4
Other liabilities	498.8		567.5
Provisions	32.2		29.9
TOTAL CURRENT LIABILITIES	1,279.4		1,573.9
TOTAL LIABILITIES	7,969.0		$ 8,530.6
Cumulative translation difference from divested subsidiaries		(4.9)
Disposal of discontinued operations, net of cash disposed	20.3	393.8
Suunto and Precor
NON-CURRENT ASSETS
Intangible assets	6.5
Goodwill	0.0
Property, plant and equipment	3.1
Right-of-use assets	4.5
Deferred tax assets	4.2
TOTAL NON-CURRENT ASSETS	18.3
CURRENT ASSETS
Inventories	20.1
Accounts receivable, net	5.6
Prepaid expenses and other receivables	1.9
Cash and cash equivalents	2.7
TOTAL CURRENT ASSETS	30.3
TOTAL ASSETS	48.6
LONG-TERM LIABILITIES
Lease liabilities	3.8
TOTAL LONG-TERM LIABILITIES	3.8
CURRENT LIABILITIES
Lease liabilities	1.1
Accounts payable	6.4
Other liabilities	11.4
Provisions	2.0
TOTAL CURRENT LIABILITIES	20.9
TOTAL LIABILITIES	24.7
NET ASSETS SOLD	23.9
Cumulative translation difference from divested subsidiaries		$ 4.9
Sale consideration, net of transaction cost	23.1
Profit (loss) on sale	(0.7)
Consideration received, net of transaction cost	23.1
Cash and cash equivalents of the divested business	(2.8)
Disposal of discontinued operations, net of cash disposed	$ 20.3